Inventories - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Disclosure of inventories [line items]
Inventories	$ 1,606,000
Calyxt Inc [Member]
Disclosure of inventories [line items]
Inventories		$ 0
Grain And Seeds [Member] | Calyxt Inc [Member]
Disclosure of inventories [line items]
Inventories	1,400,000
Provision for impairment	3,900,000
Laboratory Equipment [member] | Cellectis Inc [Member]
Disclosure of inventories [line items]
Inventories	$ 200